Geographic information (Lease revenues by individual countries) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Lease revenue	$ 4,537,093	$ 4,713,802	$ 4,867,623
Geographic Concentration Risk | Total Lease Revenue
Segment Reporting Information [Line Items]
Percentage of lease revenue	100.00%	100.00%	100.00%
China
Segment Reporting Information [Line Items]
Lease revenue	$ 639,316	$ 648,343	$ 669,859
China | Geographic Concentration Risk | Total Lease Revenue
Segment Reporting Information [Line Items]
Percentage of lease revenue	14.10%	13.80%	13.80%
United States
Segment Reporting Information [Line Items]
Lease revenue	$ 528,687	$ 568,999	$ 535,526
United States | Geographic Concentration Risk | Total Lease Revenue
Segment Reporting Information [Line Items]
Percentage of lease revenue	11.60%	12.10%	11.00%
Ireland
Segment Reporting Information [Line Items]
Lease revenue	$ 184,916	$ 120,500	$ 117,259
Ireland | Geographic Concentration Risk | Total Lease Revenue
Segment Reporting Information [Line Items]
Percentage of lease revenue	4.10%	2.60%	2.40%
Other Countries
Segment Reporting Information [Line Items]
Lease revenue	$ 3,184,174	$ 3,375,960	$ 3,544,979
Other Countries | Geographic Concentration Risk | Total Lease Revenue
Segment Reporting Information [Line Items]
Percentage of lease revenue	70.20%	71.50%	72.80%